Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Common Stock [Abstract]
Schedule of common stock for the potential conversion of outstanding preferred stock and exercise of stock options
As of December 31, 2020, and 2019, the Company has reserved the following shares of common stock for the potential conversion of outstanding preferred stock and exercise of stock options:

	December 31,
	2020	2019
Preferred stock, as converted	36,756,498	36,756,498
Options to purchase common stock	3,814,659	2,307,640
Series D warrants	183,438	183,438
Remaining shares reserved for future issuance	1,350,481	3,156,710

Total	42,105,076	42,404,286